Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net income for the fiscal year attributable to controlling interests		$ 289,494,680	$ 428,193,992	$ 1,667,326,227
Net profit attributable to parent's shareholders adjusted for dilution	[1]	$ 289,494,680	$ 428,193,992	$ 1,667,326,227
Weighted average of outstanding common shares of the fiscal year	[1]	639,409	639,413	639,413
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	[1]	639,409	639,413	639,413
Basic earnings per share (in pesos)	[1]	$ 452.7535	$ 669.6673	$ 2,607.5889

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.